UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEGON USA Investment Management, LLC
Address: 4333 Edgewood Rd. N.E.
         MS 5110
         Cedar Rapids, IA  52499-5110

13F File Number: 028-13378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David M. Carney
Title:     Chief Financial Officer
Phone:     319-355-8646

Signature, Place, and Date of Signing:

     /s/ David M Carney     Cedar Rapids, IA     July 15, 2009


Report Type (Check only one.):

[ X ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $356871 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


NONE


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						FORM 13F INFORMATION TABLE
					  AEGON USA INVESTMENT MANAGEMENT, LLC
						  AS OF June 30, 2009


	COLUMN 1	        COLUMN 2     COLUMN 3  COLUMN 4	  COLUMN 5	   COLUMN 6   COLUMN 7        COLUMN 8

						        VALUE     SHRS OR   SH/ PUT/ INVETMNT OTHER	  VOTING AUTHORITY
  NAME OF ISSUER	   TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRTN  MGRS   SOLE    SHARED     NONE
CALPINE CORP                COM             131347304      1509   135305    SH          SOLE   N/A   135305
DANA HOLDING CORP           COM             235825205       160   124911    SH          SOLE   N/A   124911
DELTA AIRLINES INC DEL      COM             247361702       567    97916    SH          SOLE   N/A    97916
NEWTEK BUSINESS SVCS INC    COM             652526104        11    22000    SH          SOLE   N/A    22000
PRIMUS GUARANTY LTD         SHS             G72457107     13175  5582585    SH          SOLE   N/A  5582585
RADIAN GROUP INC            COM             750236101       101    37270    SH          SOLE   N/A    37270
STAR GAS PARTNERS LP        UNIT LTD PARTNR 85512C105      1990   557499    SH          SOLE   N/A   557499
TRANSAMERICA INCOME SHS INC COM             893506105      8323   462375    SH          SOLE   N/A   462375
VANGUARD BD INDEX FD INC    LONG TERM BOND  921937793       445     5957    SH          SOLE   N/A     5957
VANGUARD BD INDEX FD INC    SHORT TRM BOND  921937827      1883    23816    SH          SOLE   N/A    23816
VANGUARD BD INDEX FD INC    TOTAL BND MRKT  921937835    103541  1332750    SH          SOLE   N/A  1332750
VANGUARD BD INDEX FD INC    INTERMED TERM   921937819      1414    18301    SH          SOLE   N/A    18301
VANGUARD INDEX FDS          STK MRK ETF     922908769     61116  1320850    SH          SOLE   N/A  1320850
VANGUARD INDEX FDS          GROWTH ETF      922908736     34287   790750    SH          SOLE   N/A   790750
VANGUARD INDEX FDS          LARGE CP ETF    922908637     20556   492725    SH          SOLE   N/A   492725
VANGUARD INDEX FDS          SMALL CAP ETF   922908751     10607   231850    SH          SOLE   N/A   231850
VANGUARD INDEX FDS          VALUE ETF       922908744     31250   790149    SH          SOLE   N/A   790149
VANGUARD INTL EQUITY IND FD EMR MKT ETF     922042858     15671   492498    SH          SOLE   N/A   492498
VANGUARD INTL EQUITY IND FD EURPEAN ETF     922042874     19574   485957    SH          SOLE   N/A   485957
VANGUARD INTL EQUITY IND FD PACIFIC ETF     922042866     10503   227147    SH          SOLE   N/A   227147
VANGUARD TAX-MANAGED FD     EUROPE PAC ETF  921943858     20186   706790    SH          SOLE   N/A   706790


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